Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Basic earnings per share	$ 2.41	$ 2.67	$ 4.28	$ 4.97
Diluted Earnings Per Share:
Net income applicable to common shareholders	$ 4,556	$ 5,044	$ 8,085	$ 9,383
Weighted average common shares outstanding	1,887,035	1,888,548	1,887,145	1,888,559
Effect of assumed exercise of stock options	46,622	35,281	42,693	34,683
Total	1,933,657	1,923,829	1,929,838	1,923,242
Diluted earnings per share	$ 2.36	$ 2.62	$ 4.19	$ 4.88